RELATED PARTIES (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reorganization Items, net	$ 233	$ 3,849	$ 520	$ (4,471)		$ 131	$ 5,659
OSG Inc. [Member]
General and administrative						21,486	36,792
Depreciation						517	730
Severance and relocation costs						6,569
Reorganization Items, net					$ 131	131	5,659
Total corporate overhead allocations from the Former Parent						$ 28,703	$ 43,181